Accrued Liabilities	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

NOTE 5 - ACCRUED LIABILITIES

Accrued liabilities consisted of the following

	March 31, 2024	December 31, 2023
	(Successor)	(Predecessor)
Employee-related liabilities	$123,020	$68,697
Accrued taxes	78,448	-
Accrued legal expenses	-	46,466
Accrued interest	-	27,637
Other accrued expenses	92,875	1,833
	$294,343	$144,633

NOTE 5 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2023 and 2022:

	2023	2022
Employee-related liabilities	$68,697	$19,758
Accrued legal expenses	46,466	18,040
Accrued interest	27,637	12,014
Accrued consulting expenses	1,833	50,582
	$144,633	$100,394